Other costs and other income	12 Months Ended
Dec. 31, 2025
Other costs [Abstract]
Other costs and other income	8. Other costs and other income
8.1  Other costs

Figures in million – SA rand	Note	2025	2024	2023
Care and maintenance[1]		(1,761)	(1,609)	(1,378)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable		(798)	(486)	—
Corporate and social investment costs		(352)	(405)	(149)
Cost incurred on employee and community trusts		(364)	(204)	(469)
Onerous contract provision	29.2	—	(200)	(1,865)
Exploration costs		(4)	(36)	(183)
Non-mining royalties		(20)	(73)	(84)
Strike related costs		—	—	(3)
Service entity costs		(370)	(466)	(366)
Other		(1,140)	(1,243)	(1,361)
Total other costs		(4,809)	(4,722)	(5,858)
1Care and maintenance costs mainly includes Cooke (included in the gold corporate and reconciling segment) amounting to R1,132 million (2024: R970 million, 2023:
R883 million), Burnstone (included in the gold corporate and reconciling segment) amounting to R206 million (2024: R194 million) and Sandouville amounting to
R194 million. Care and maintenance costs for the year ended 31 December 2024 also included R340 million (2023: R117 million) and R69 million (2023: R103 million) related to Kloof and Marikana, respectively
8.2  Other income

Figures in million – SA rand	Note	2025	2024	2023
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable		303	40	45
Service entity income		322	307	497
Gain on remeasurement of previous interest in Kroondal		—	—	298
Sundry income		336	389	387
Insurance proceeds[1]		274	875	—
Onerous contract provision utilisation/change in estimate	29.2	124	1,017	—
Gain on assets held for sale		16	—	—
Gain on increase in equity-accounted investment		5	2	5
Total other income		1,380	2,630	1,232
1Insurance claims for 2025 relates mainly to business interruption and property damage claims lodged at the Australian operations (R139 million), Kloof (R64 million) and the
US PGM operations (R46 million). The total value of the property damage claim for the Group amounts to R142 million. Insurance claims for 2024 related mainly to the business interruption insurance claim lodged by the Group at its US PGM operations resulting from the flood event which occurred during June 2022 amounting to
R838 million, also included R26 million received as compensation for losses incurred  in respect of a property damage claim lodged by the Group